Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Sales	$ 57,525,700	$ 105,416,746	$ 167,744,801
Cost of sales	(55,472,097)	(92,804,431)	(150,385,723)
Gross profit	2,053,603	12,612,315	17,359,078
Operating expenses:
Selling and marketing expenses	(2,385,663)	(2,793,197)	(3,965,790)
General and administrative expenses	(7,335,362)	(7,649,241)	(4,990,951)
Research and development costs	(2,783,008)	(2,515,239)	(5,712,792)
Gain from disposal of property, plant and equipment	194,526	795,783	527,818
Total operating expenses	(12,309,507)	(12,161,894)	(14,141,715)
Operating (loss) income	(10,255,904)	450,421	3,217,363
Other income (expenses):
Interest income (expense), net	(1,273,010)	(1,290,811)	(1,112,045)
Other income (expenses), net	742,272	1,279,559	1,133,103
Total other expenses, net	(530,738)	(11,252)	21,058
(Loss) Income before income taxes	(10,786,642)	439,169	3,238,421
Income tax (benefit) expense	227,324	326,942	(57,086)
Net (loss) income	(11,013,966)	112,227	3,295,507
Net (loss) income attributable to non-controlling interests	(65,171)	(86,751)	196,564
Net (loss) income attributable to Ostin Technology Group Co., Ltd.	(10,948,795)	198,978	3,098,943
Net (loss) income	(11,013,966)	112,227	3,295,507
Other comprehensive (loss) income:
Foreign currency translation adjustment	(523,113)	(1,716,150)	272,591
Comprehensive (loss) income	(11,537,079)	(1,603,923)	3,568,098
Comprehensive (loss) income attributable to non-controlling interests	(158,780)	(216,810)	219,497
Comprehensive (loss) income attributable to Ostin Technology Group Co., Ltd.	$ (11,378,299)	$ (1,387,113)	$ 3,348,601
Earnings per ordinary share
Basic and diluted (in Dollars per share)	$ (0.78)	$ 0.02	$ 0.3
Weighted average number of ordinary shares outstanding
Basic and diluted (in Shares)	14,006,250	11,773,202	10,125,000